NORTHERN LIGHTS FUND TRUST II

October 3, 2018

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Northern Lights Fund Trust II – Essential 40 Stock Fund
Post-Effective Amendment No. 401 to the Registration Statement on Form N-1A
Registration File Nos. 333-174926 and 811-22549

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Northern Lights Fund Trust II (the “Trust”), on behalf of its series the Essential 40 Stock Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 401 (SEC Accession No. 0001580642-18-004670) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.	Prospectus for the Essential 40 Stock Fund, Class I shares.

The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on September 26, 2018.

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at (202) 239-3346.

Very truly yours,

/s/ Kevin Wolf

Kevin Wolf

President